Unaudited condensed consolidated balance sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	17,087,362	12,972,358
Common stock shares outstanding	17,087,362	12,972,358
Preferred stock shares authorized	200,000,000	200,000,000
Series A Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	800,000	800,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878
Series B Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	16,000	16,000
Preferred stock shares issued	16,000	16,000
Preferred stock shares outstanding	16,000	16,000
Series C Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.01	$ 0.01
Temporary equity, shares authorized	13,875	0
Temporary equity, shares issued	13,875	0
Temporary equity, shares outstanding	13,875	0